Derivatives and Fair Value Disclosures - Schedule of Fair Value, Assets and Liabilities Measured on Non-Recurring Basis (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ (488,400)	$ 0	$ (2,816,873)
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held for sale	29,250,000
Total	29,250,000
Long-lived assets held for sale	0
Total	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held for sale	29,250,000
Total	$ 29,250,000